UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues:
Total revenues	[1]	$ 166,385,500	$ 132,380,424
Interest expense		(28,371,816)	(18,831,305)
Total net revenues		138,013,684	113,549,119
Operating cost and expenses:
Execution and clearing		(5,037,869)	(4,467,162)
Employee compensation and benefits		(56,432,447)	(48,315,075)
Occupancy, depreciation and amortization		(4,254,025)	(4,961,362)
Communication and market data	[1]	(17,374,887)	(14,720,003)
Marketing and branding		(10,798,731)	(9,905,192)
General and administrative		(25,913,265)	(9,049,772)
Total operating cost and expenses		(119,811,224)	(91,418,566)
Other income:
Others, net		5,020,232	8,087,095
Income before income taxes		23,222,692	30,217,648
Income tax expense		(8,014,557)	(8,894,968)
Net income		15,208,135	21,322,680
Less: net loss attributable to non-controlling interests		(20,393)	(75,442)
Accretion of Redeemable Non-controlling Interests to Redemption Value		(305,159)	(248,863)
Net income attributable to ordinary shareholders of UP Fintech		$ 14,923,369	$ 21,149,259
Net income per share attributable to ordinary shareholders of UP Fintech:
Basic		$ 0.006	$ 0.009
Diluted		$ 0.006	$ 0.009
Weighted average shares used in calculating net income per ordinary share:
Basic		2,348,450,793	2,317,687,839
Diluted		2,371,490,247	2,413,294,307
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment		$ (7,700,848)	$ (6,136,206)
Total Comprehensive income		7,507,287	15,186,474
Less: comprehensive loss attributable to non-controlling interests		(14,082)	(64,296)
Accretion of redeemable non-controlling interests to redemption value		(305,159)	(248,863)
Total Comprehensive income attributable to ordinary shareholders of UP Fintech		7,216,210	15,001,907
Commissions
Revenues:
Revenues	[1]	61,872,996	47,450,496
Financing service fees
Revenues:
Revenues	[1]	5,737,263	5,696,169
Interest income
Revenues:
Revenues	[1]	88,035,169	71,036,277
Other revenues
Revenues:
Revenues	[1]	$ 10,740,072	$ 8,197,482

[1]	Includes the following revenues, costs and expenses resulting from transactions with related parties for the six months ended June 30, 2023 and 2024 (Note 16):

	For the six months ended June 30,
	2023	2024
	US$	US$
Commissions	2,979	80,878
Interest related income
Interest income	75,264	1,256,076
Communication and market data	(70,980)	(66,150)